Credit-related arrangements, repurchase agreements and commitments - Repurchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) position	Dec. 31, 2024 USD ($) position
Loss Contingencies [Line Items]
Securities purchased under agreements to resell	$ 1,096,238	$ 1,205,373
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	13	15
Resell agreements, maturity period (less than)	365 days
Securities purchased under agreements to resell	$ 1,100,000	$ 1,200,000
Non-US governments debt securities
Loss Contingencies [Line Items]
Resell agreements, number of open positions | position	0	1
Resell agreements, maturity period (less than)		30 days
Carrying value of repurchase agreement		$ 92,600